Warrant Liability (Tables)	12 Months Ended
Dec. 31, 2023
Warrant Liability [Abstract]
Schedule of Warrant Liability	The balance of the warrant liability is as follows:
	Issued	Issued	Issued	Issued		Issued
	November 3, 2021	January 11, 2022	October 12, 2022	January 19, 2023		October 31, 2023	Total
Balance December 31,2021	2,176,686	-	-	-		-	2,176,686
Warrants issued	-	10,038,418	2,494,812	-		-	12,533,230
Exercise Of pre-funded warrants	-	(2,560,400)	(222,441)	-		-	(2,782,841)
Change in fair value	(1,978,953)	(6,976,688)	(236,630)	-		-	(9,192,271)
Balance December 31, 2022	197,733	501,330	2,035,741	-		-	2,734,804
Warrants issued	-	-	-	-		339,200	339,200
Change in fair value	(197,733)	(498,172)	(1,470,795)	3,410,100	*	273,989	1,517,389
Transaction Costs	-	-	-	-		(307,600)	(307,600)
Exercise of warrants		-				(152,314)	(152,314)
Transfer to equity	-	-	(564,946)	(3,410,100)		-	(3,975,046)
Balance December 31, 2023	-	3,158	-	-		153,275	156,433
*	Includes the fair value of the issuance of the 25,776 inducement warrants in the amount of $2,875,580.

Schedule of Fair Value of the Warrants Issued	The following is a summary of the fair value of the warrants issued as part of the October 2022 equity offering:
Fair value - Warrants and pre-funded warrants	$2,288,327
Fair value - Waiver warrants	206,485
Total	$2,494,812